Rondure New World Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.91%)
Bangladesh (0.56%)
Square Pharmaceuticals, Ltd.	418,832	$893,442

Brazil (3.75%)
Ambev SA	402,200	1,072,472
B3 SA - Brasil Bolsa Balcao	252,400	3,084,994
Hypera SA	64,800	447,565
Raia Drogasil SA	44,700	1,068,796
TOTVS SA	54,600	270,354
		5,944,181

China (18.55%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	7,975	2,001,885
Alibaba Group Holding, Ltd.(a)	7,500	238,055
ANTA Sports Products, Ltd.	246,000	2,332,942
China Resources Beer Holdings Co., Ltd.	140,000	973,640
Chongqing Brewery Co., Ltd., Class A	111,100	1,159,152
Haier Electronics Group Co., Ltd.	233,000	807,201
Hengan International Group Co., Ltd.	105,000	881,288
JD.com, Inc., ADR(a)	2,475	157,880
JD.com, Inc.(a)	5,000	155,349
Kweichow Moutai Co., Ltd., Class A	4,400	1,057,954
Li Ning Co., Ltd.	1,552,000	4,996,245
Shanghai International Airport Co., Ltd., Class A(a)	164,800	1,603,964
Sichuan Swellfun Co., Ltd.	153,900	1,404,603
Tencent Holdings, Ltd.	17,000	1,171,310
TravelSky Technology, Ltd., Class H	409,000	786,305
Trip.com Group, Ltd., ADR(a)	28,348	771,066
Tsingtao Brewery Co., Ltd., Class H	381,000	3,391,998
Want Want China Holdings, Ltd.	590,000	436,202
		Value
	Shares	(Note 2)
China (continued)
Yum China Holdings, Inc.	99,600	$5,103,504
		29,430,543

Greece (1.35%)
JUMBO SA	109,642	2,145,234

Hong Kong (3.93%)
Cafe de Coral Holdings, Ltd.	165,000	330,413
Hong Kong Exchanges & Clearing, Ltd.	64,000	3,057,017
Vitasoy International Holdings, Ltd.	750,000	2,849,890
		6,237,320

India (12.35%)
3M India, Ltd.(a)	1,575	443,747
Asian Paints, Ltd.	74,550	1,709,481
Britannia Industries, Ltd.	14,622	747,317
Castrol India, Ltd.	423,000	641,462
Colgate-Palmolive India, Ltd.	46,704	888,539
Dabur India, Ltd.	180,000	1,235,609
Divi's Laboratories, Ltd.	13,500	472,159
Dr Lal PathLabs, Ltd.(b)(c)	18,000	455,146
HCL Technologies, Ltd.	95,500	900,205
HDFC Bank, Ltd.	64,000	883,531
Hindustan Unilever, Ltd.	30,090	888,834
Honeywell Automation India, Ltd.	355	128,109
Jubilant Foodworks, Ltd.	123,000	2,828,610
Marico, Ltd.	14,900	72,386
Nestle India, Ltd.	3,718	821,113
Pidilite Industries, Ltd.	13,575	246,233
Reliance Industries, Ltd.	12,500	345,380
Schaeffler India, Ltd.	23,500	1,133,152
SKF India, Ltd.	24,500	481,403
Tata Consultancy Services, Ltd.	128,915	3,931,251
United Breweries, Ltd.	27,500	349,813
		19,603,480

Indonesia (4.39%)
Ace Hardware Indonesia Tbk PT(a)	17,144,800	2,055,028
Indofood CBP Sukses Makmur Tbk PT	4,105,200	2,586,838
Multi Bintang Indonesia Tbk PT	515,000	345,685

		Value
	Shares	(Note 2)
Indonesia (continued)
Unilever Indonesia Tbk PT	3,434,200	$1,975,841
		6,963,392

Kenya (2.04%)
Safaricom PLC	12,374,200	3,232,796

Malaysia (6.32%)
Carlsberg Brewery Malaysia Bhd	558,000	3,316,415
Hartalega Holdings Bhd	412,000	1,970,604
Heineken Malaysia Bhd	588,000	3,123,056
Malaysia Airports Holdings Bhd	209,000	260,264
Top Glove Corp. Bhd	223,300	1,362,973
		10,033,312

Mexico (4.35%)
Becle SAB de CV	1,769,600	3,615,534
Wal-Mart de Mexico SAB de CV	1,392,900	3,278,369
		6,893,903

Pakistan (0.11%)
Nestle Pakistan, Ltd.	4,578	177,378

Peru (0.64%)
Alicorp SAA(a)	162,883	359,504
Inretail Peru Corp(b)(c)	20,196	656,370
		1,015,874

Philippines (6.38%)
International Container Terminal Services, Inc.	272,000	534,104
Jollibee Foods Corp.	247,000	678,516
Philippine Seven Corp.	1,678,447	4,269,206
Puregold Price Club, Inc.	1,288,000	1,258,017
San Miguel Food and Beverage, Inc.	1,278,390	1,677,848
Wilcon Depot, Inc.	5,601,500	1,709,721
		10,127,412

Poland (0.99%)
AmRest Holdings SE(a)	94,000	489,407
Dino Polska SA(a)(b)(c)	19,400	1,076,353
		1,565,760
		Value
	Shares	(Note 2)
Russia (1.86%)
Moscow Exchange MICEX-RTS PJSC	1,644,720	$2,947,732

South Africa (2.03%)
Clicks Group, Ltd.	115,400	1,541,052
Distell Group Holdings, Ltd.	69,900	276,513
Shoprite Holdings, Ltd.	229,605	1,404,595
		3,222,160

South Korea (3.38%)
LG Household & Health Care, Ltd.	964	1,109,320
S-1 Corp.	13,800	1,048,263
Samsung Electronics Co., Ltd.	66,000	3,207,487
		5,365,070

Sri Lanka (0.96%)
Lion Brewery Ceylon PLC	472,256	1,522,364

Taiwan (9.83%)
President Chain Store Corp.	284,000	2,714,503
Taiwan FamilyMart Co., Ltd.	274,000	2,403,796
Taiwan Semiconductor Manufacturing Co., Ltd.	640,000	9,295,943
Uni-President Enterprises Corp.	487,000	1,188,636
		15,602,878

Tanzania (0.10%)
Tanzania Breweries, Ltd.	34,234	160,495

Thailand (5.48%)
Airports of Thailand PCL	721,000	1,190,780
Bangkok Dusit Medical Services PCL	1,987,000	1,408,248
CP ALL PCL	129,000	282,346
Home Product Center PCL	1,620,000	810,455
MK Restaurants Group PCL	559,000	882,891
TOA Paint Thailand PCL	3,321,000	4,126,954
		8,701,674

Turkey (0.69%)
BIM Birlesik Magazalar AS	107,600	1,099,388

		Value
	Shares	(Note 2)
United Arab Emirates (1.20%)
Aramex PJSC	2,133,000	$1,904,698

United States (5.43%)
Amazon.com, Inc.(a)	305	965,227
Apple, Inc.	2,325	988,218
Facebook, Inc., Class A(a)	6,625	1,680,564
Mastercard, Inc., Class A	2,500	771,325
Microsoft Corp.	3,800	779,038
Starbucks Corp.	13,475	1,031,242
Visa, Inc., Class A	3,900	742,560
The Walt Disney Co.	14,150	1,654,701
		8,612,875

Vietnam (3.24%)
Saigon Beer Alcohol Beverage Corp.	64,520	467,687
Vietnam Dairy Products JSC	705,732	3,258,185
Vincom Retail JSC(a)	1,305,705	1,414,070
		5,139,942

TOTAL COMMON STOCKS
(Cost $139,609,563)		158,543,303

TOTAL INVESTMENTS (99.91%)
(Cost $139,609,563)		$158,543,303

Other Assets In Excess Of Liabilities (0.09%)		146,768

NET ASSETS (100.00%)		$158,690,071

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $2,187,869 representing 1.38% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of those securities was $2,187,869, representing 1.38% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
July 31, 2020 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.80%)
Australia (5.57%)
ASX, Ltd.	2,000	$118,099
Cochlear, Ltd.	808	109,809
CSL, Ltd.	1,019	196,639
Domino's Pizza Enterprises, Ltd.	2,548	134,565
REA Group, Ltd.	6,406	496,487
Sonic Healthcare, Ltd.	6,070	139,208
		1,194,807

Austria (1.12%)
Mayr Melnhof Karton AG	1,550	239,914

Belgium (0.48%)
Lotus Bakeries NV	31	102,612

Britain (14.51%)
Abcam PLC	6,600	111,017
B&M European Value Retail SA	20,587	124,771
boohoo Group PLC(a)	30,140	102,973
Compass Group PLC	8,396	115,454
Diageo PLC	12,600	461,981
Diploma PLC	4,500	106,854
Greggs PLC	4,800	75,085
Halma PLC	3,800	108,338
Intertek Group PLC	1,700	119,677
London Stock Exchange Group PLC	2,487	276,196
Rightmove PLC	37,350	270,467
Smith & Nephew PLC	4,400	87,402
Softcat PLC	10,389	171,486
Spirax-Sarco Engineering PLC	769	103,783
Unilever NV	14,900	878,980
		3,114,464

Canada (5.17%)
Alimentation Couche-Tard, Inc., Class B	12,400	430,938
Canadian National Railway Co.	4,002	390,923
Dollarama, Inc.	2,840	103,851
		Value
	Shares	(Note 2)
Canada (continued)
Fortis, Inc.	4,500	$183,266
		1,108,978

Denmark (3.85%)
Coloplast A/S, Class B	1,685	286,799
Novo Nordisk A/S, Class B	4,462	294,258
Royal Unibrew A/S(a)	2,440	246,327
		827,384

Finland (3.35%)
Kone Oyj, Class B	3,200	253,458
Olvi Oyj, Class A	9,305	465,836
		719,294

France (10.64%)
Air Liquide SA	2,307	379,368
Danone SA	3,062	203,934
Dassault Systemes SE	620	112,544
EssilorLuxottica SA(a)	738	97,539
Hermes International	240	193,995
L'Oreal SA	1,680	560,046
LVMH Moet Hennessy Louis Vuitton SE	683	295,066
Pernod Ricard SA	2,082	358,065
Sodexo SA	1,200	82,381
		2,282,938

Germany (5.91%)
adidas AG(a)	1,545	425,684
Beiersdorf AG	900	107,235
Carl Zeiss Meditec AG(a)	795	83,018
Puma SE(a)	2,427	188,230
SAP SE	2,250	354,570
Symrise AG	880	109,931
		1,268,668

Hong Kong (2.40%)
Hong Kong Exchanges & Clearing, Ltd.	6,400	305,702
Vitasoy International Holdings, Ltd.	55,000	208,992
		514,694

Ireland (1.06%)
ICON PLC, ADR(a)	600	111,276

		Value
	Shares	(Note 2)
Ireland (continued)
Kerry Group PLC, Class A	875	$115,439
		226,715

Italy (3.59%)
Davide Campari-Milano NV	12,957	129,932
DiaSorin SpA	865	169,142
Ferrari NV	2,642	471,024
		770,098

Japan (15.79%)
ABC-Mart, Inc.	2,700	142,327
Asahi Intecc Co., Ltd.	3,900	108,613
Cosmos Pharmaceutical Corp.	800	146,087
Create SD Holdings Co., Ltd.	3,400	121,893
Kobayashi Pharmaceutical Co., Ltd.	2,000	176,846
Kusuri no Aoki Holdings Co., Ltd.	1,400	130,272
Matsumotokiyoshi Holdings Co., Ltd.	2,800	92,976
MonotaRO Co., Ltd.	9,100	387,280
Nihon M&A Center, Inc.	9,400	454,660
Nippon Paint Holdings Co., Ltd.	2,500	169,572
Oriental Land Co., Ltd.	2,600	311,199
Secom Co., Ltd.	4,500	386,042
Seria Co., Ltd.	4,700	187,813
Sundrug Co., Ltd.	2,900	98,899
Tsuruha Holdings, Inc.	800	110,264
Unicharm Corp.	8,100	364,081
		3,388,824

Netherlands (3.75%)
Akzo Nobel NV	1,500	140,895
ASML Holding NV	783	276,424
Euronext NV(b)(c)	1,690	192,903
Heineken NV	2,000	193,750
		803,972

New Zealand (1.43%)
Mainfreight, Ltd.	9,859	306,655

Spain (0.40%)
Amadeus IT Group SA	1,715	85,575
		Value
	Shares	(Note 2)
Sweden (3.17%)
Assa Abloy AB, Class B	4,450	$97,132
Axfood AB	18,944	426,333
Essity AB, Class B(a)	3,251	106,820
Indutrade AB(a)	985	49,675
		679,960

Switzerland (9.09%)
Chocoladefabriken Lindt & Spruengli AG	68	524,936
Nestle SA	8,680	1,025,978
Partners Group Holding AG	185	178,254
Schindler Holding AG	456	113,183
Sika AG	490	107,424
		1,949,775

United States (8.52%)
Accenture PLC, Class A	2,277	511,824
BlackRock, Inc.	370	212,754
Estee Lauder Cos., Inc., Class A	350	69,139
Mastercard, Inc., Class A	1,695	522,958
MSCI, Inc.	300	112,794
Visa, Inc., Class A	2,100	399,840
		1,829,309

TOTAL COMMON STOCKS
(Cost $17,534,224)		21,414,636

TOTAL INVESTMENTS (99.80%)
(Cost $17,534,224)		$21,414,636

Other Assets In Excess Of Liabilities (0.20%)		42,417

NET ASSETS (100.00%)		$21,457,053

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $192,903 representing 0.90% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2020, the aggregate market value of those securities was $192,903, representing 0.90% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments
July 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2020, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments
July 31, 2020 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2020:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
China	$28,623,342	$807,201	$–	$29,430,543
Other*	129,112,760	–	–	129,112,760
Total	$157,736,102	$807,201	$–	$158,543,303

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks*	$21,414,636	$–	$–	$21,414,636
Total	$21,414,636	$–	$–	$21,414,636

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments
July 31, 2020 (Unaudited)

For the three months ended July 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.